CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, Authorized	50,000,000	50,000,000
Ordinary shares, Issued	27,236,752	27,202,795
Ordinary shares, Outstanding	27,236,752	27,202,795